EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	$ 559,695	$ 568,158
Balance at the end of the year	475,356	559,695	$ 568,158
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	180,090	186,333
Balance at the end of the year	134,831	180,090	186,333
Plan obligation | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	597,936	590,914	541,226
Business combination		13,632
Service costs	15,606	6,410	14,567
Interests cost	33,251	32,745	37,138
Gain on settlements		(1,238)
Past Service Costs			1,018
Net defined benefit liability asset After Adjustment	646,793	642,463	593,949
Changes in actuarial assumptions from changes in demographic assumptions	7,142		7,407
Changes in actuarial assumptions from changes in financial assumptions	(67,646)	7,835	54,674
Total changes in actuarial assumptions	(60,504)	7,835	62,081
Payments to employees	(79,776)	(63,515)	(63,580)
Effect of movements in exchange rates	15,683	11,153	(1,536)
Balance at the end of the year	522,196	597,936	590,914
Plan obligation | Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	180,090	186,333	242,335
Service costs	18,454	17,915	22,860
Interests cost	7,982	8,563	14,252
Past Service Costs	(28,009)	(15,659)	(49,400)
Net defined benefit liability asset After Adjustment	178,517	197,152	230,047
Changes in actuarial assumptions from changes in demographic assumptions	(1,493)
Changes in actuarial assumptions from changes in financial assumptions	(21,462)	11,449	(13,008)
Total changes in actuarial assumptions	(22,955)	11,449	(13,008)
Payments to employees	(20,731)	(28,511)	(30,706)
Balance at the end of the year	134,831	180,090	186,333
Plan Assets | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	(38,241)	(22,756)
Business combination		(13,632)
Interests cost	(1,320)	(863)	(318)
Recognition of the plan assets		(840)	(21,474)
Remeasurements on plan assets	(1,161)	1,651	(859)
Effect of movements in exchange rates	(6,118)	(1,801)	(105)
Balance at the end of the year	$ (46,840)	$ (38,241)	$ (22,756)